UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3749

DWS State Tax Free Trust (formerly Scudder State Tax Free Trust)

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 3/31

Date of reporting period: 12/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of December 31, 2005 (Unaudited)

DWS Massachusetts Tax-Free Fund

(formerly Scudder Massachusetts Tax-Free Fund)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 88.9%
Massachusetts 84.9%
Bellingham, MA, Other General Obligation, 5.375%, 3/1/2015 (a)	1,765,000	1,925,633
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT:
6.5%, 9/1/2035	2,000,000	2,009,880
8.0%, 9/1/2035	1,000,000	995,890
Boston, MA, Project Revenue, Convention Center Act 1997, Series A, 5.0%, 5/1/2015 (a)	2,730,000	2,921,045
Boston, MA, Senior Care Revenue, Industrial Development Finance Authority, First Mortgage, Springhouse, Inc., 5.5%, 7/1/2008	1,020,000	1,029,710
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017	1,140,000	1,341,734
Groton-Dunstable, MA, School District General Obligation, Regional School District, 5.0%, 10/15/2015 (a)	1,920,000	2,069,683
Holyoke, MA, Electric Revenue, Gas & Electric Department, Series A, 5.375%, 12/1/2016 (a)	1,260,000	1,378,994
Hopkinton, MA, Other General Obligation:
5.5%, 9/1/2012	1,735,000	1,914,711
5.5%, 9/1/2014	1,735,000	1,915,648
Ipswich, MA, General Obligation, 5.25%, 11/15/2017 (a)	2,325,000	2,489,285
Massachusetts, Airport Revenue, Port Authority, Series A, 5.75%, 7/1/2011	2,000,000	2,199,840
Massachusetts, Airport Revenue, Special Facilities, USAir Project, AMT, Series A, 5.5%, 9/1/2006 (a)	640,000	653,357
Massachusetts, Airport Revenue, USAir Private Jet, AMT, Series A, 5.75%, 9/1/2016 (a)	1,000,000	1,033,870
Massachusetts, Bay Transportation Authority Revenue:
Series A, 5.0%, 7/1/2024	5,000,000	5,296,700
Series A, 5.25%, 7/1/2021	2,000,000	2,214,400
Series A, 5.75%, 7/1/2011	355,000	386,698
Series A, 5.75%, 7/1/2015	535,000	581,839
Series B, 6.2%, 3/1/2016	3,100,000	3,604,463
Massachusetts, Bay Transportation Authority, Certificate of Participation, 7.75%, 1/15/2006	200,000	200,364
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A, 5.25%, 7/1/2021	5,000,000	5,664,150
Massachusetts, Bay Transportation System Authority, Series C, 6.1%, 3/1/2013	1,500,000	1,696,965
Massachusetts, Health & Educational Facilities Authority, Boston College, Series N, 5.25%, 6/1/2017	7,225,000	7,769,331
Massachusetts, Health & Educational Facilities Authority, Simmons College, Series F, 5.0%, 10/1/2019 (a)	1,230,000	1,315,030
Massachusetts, Higher Education Revenue, Building Authority, University of Massachusetts:
6.625%, 5/1/2010	2,575,000	2,897,956
6.75%, 5/1/2011	2,745,000	3,162,954
6.875%, 5/1/2014	1,300,000	1,559,571
Massachusetts, Higher Education Revenue, Development Finance Agency, Prerefunded, 5.75%, 7/1/2012	500,000	552,200
Massachusetts, Higher Education Revenue, Development Finance Agency, Smith College, Prerefunded, 5.75%, 7/1/2015	1,265,000	1,397,066
Massachusetts, Higher Education Revenue, Development Finance Agency, WGBH Educational Foundation:
Series A, 5.375%, 1/1/2015 (a)	1,200,000	1,315,920
Series A, 5.375%, 1/1/2016 (a)	1,200,000	1,313,892
Series A, 5.375%, 1/1/2017 (a)	1,200,000	1,305,108

Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.375%, 7/1/2017	5,500,000	6,243,435
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, UMass Worcester Campus, Series B, 5.25%, 10/1/2013 (a)	500,000	539,315
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, University of Massachusetts, Series C, 5.5%, 10/1/2014 (a)	1,645,000	1,821,640
Massachusetts, Higher Education Revenue, Industrial Finance Agency, Babson College, Series A, 5.375%, 10/1/2017	1,700,000	1,764,906
Massachusetts, Higher Education Revenue, Industrial Finance Agency, Belmont Hill School:
5.15%, 9/1/2013	1,000,000	1,036,880
5.625%, 9/1/2020	1,265,000	1,317,890
Massachusetts, Higher Education Revenue, Industrial Finance Agency, Dana Hall School Issue, 5.7%, 7/1/2013	1,000,000	1,051,900
Massachusetts, Higher Education Revenue, Industrial Finance Agency, The Tabor Academy, 5.4%, 12/1/2018	1,000,000	1,053,950
Massachusetts, Higher Education Revenue, Industrial Finance Agency, Worcester Polytechnic, Series II, 5.125%, 9/1/2016 (a)	2,100,000	2,197,041
Massachusetts, Higher Education Revenue, Western New England College, 5.75%, 7/1/2012 (a)	1,110,000	1,235,397
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Baystate Medical Center:
Series F, 5.7%, 7/1/2027	3,000,000	3,198,750
Series F, 5.75%, 7/1/2033	2,000,000	2,121,660
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Berkshire Health System, Series E, 6.25%, 10/1/2031	2,000,000	2,123,580
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, 9.0%, 12/15/2015	3,900,000	4,751,721
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (a)	5,000,000	5,457,100
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Medical, Academic & Scientific, Series B, 6.5%, 1/1/2009	5,000,000	5,062,000
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Milford-Whitinsville Regional:
Series C, 5.75%, 7/15/2013	1,750,000	1,818,093
Series D, 6.35%, 7/15/2032	3,250,000	3,460,112
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, New England Medical Center:
Series H, 5.375%, 5/15/2018 (a)	4,875,000	5,238,724
Series H, 5.375%, 5/15/2019 (a)	1,800,000	1,934,298
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, North Adams Hospital, Series C, 6.625%, 7/1/2018	730,000	738,015
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, UMass Memorial, Series C, 6.625%, 7/1/2032	3,000,000	3,265,050
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Winchester Hospital, Series B, 6.75%, 7/1/2030	2,000,000	2,251,960
Massachusetts, Hospital & Healthcare Revenue, Industrial Finance Agency, East Boston Neighborhood Project:
7.25%, 7/1/2006	135,000	135,026
7.625%, 7/1/2026	2,750,000	2,777,500
Massachusetts, Hospital & Healthcare Revenue, Partners Healthcare System, Series C, 5.75%, 7/1/2032	8,000,000	8,714,560
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,915,000	4,015,850
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	5,000,000	5,487,150
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant:
Series A, Zero Coupon, 12/15/2014	9,000,000	6,198,210
Series A, 5.5%, 12/15/2013	5,000,000	5,581,500
Massachusetts, Sales & Special Tax Revenue, Grant Anticipation Notes:
Series A, 5.25%, 12/15/2012	7,050,000	7,704,945
5.5%, 6/15/2014	7,000,000	7,436,380

Massachusetts, School District General Obligation, Development Finance Agency, 5.375%, 9/1/2023	1,175,000	1,247,721
Massachusetts, Senior Care Revenue, Industrial Finance Agency, Assisted Living Facilities, TNG Marina Bay LLC Project, AMT, 7.5%, 12/1/2027	935,000	1,007,060
Massachusetts, Senior Care Revenue, Industrial Finance Agency, First Mortgage, Evanswood Bethzatha, Series A, 144A, 7.875%, 1/15/2020 *	1,000,000	1,250
Massachusetts, Special Obligation Consolidated Loan, Series A, 5.5%, 6/1/2016 (a)	2,600,000	2,946,866
Massachusetts, Special Obligation Dedicated Tax Revenue, 5.25%, 1/1/2021 (a)	5,000,000	5,490,850
Massachusetts, State Development Finance Agency Revenue, Biomedical Research:
Series C, 6.25%, 8/1/2013	2,180,000	2,393,400
Series C, 6.375%, 8/1/2014	1,000,000	1,100,110
Massachusetts, State Development Finance Agency Revenue, ISO New England, Inc., 3.54% **, 2/1/2032, KeyBank NA (b)	3,000,000	3,000,000
Massachusetts, State Development Finance Agency, Industrial Development Revenue, North Shore YMCA Project, 3.59% **, 11/1/2022, KeyBank NA (b)	2,505,000	2,505,000
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series A, 5.625%, 1/1/2015 (a)	4,000,000	4,396,720
Massachusetts, State General Obligation:
Series A, 5.0%, 3/1/2024 (a)	7,500,000	7,920,150
5.25%, 7/1/2020	6,270,000	7,085,476
Series D, 5.5%, 11/1/2016	500,000	565,400
Series D, 5.5%, 11/1/2019	4,325,000	4,966,700
Massachusetts, State General Obligation, Consolidated Loan:
Series E, Prerefunded, 5.25%, 1/1/2021 (a)	705,000	769,374
Series D, 5.5%, 11/1/2014 (a)	4,990,000	5,612,602
Series D, 5.5%, 11/1/2019 (a)	2,500,000	2,888,150
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series G, 3.48% **, 7/1/2026, Bank of America NA (b)	4,400,000	4,400,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Capital Asset Program, Series C, 3.76% **, 7/1/2010 (a)	220,000	220,000
Massachusetts, State Port Authority Revenue, Series C, 5.0%, 7/1/2016 (a)	5,000,000	5,408,500
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue, Series A, 5.0%, 8/15/2021 (a)	4,500,000	4,809,960
Massachusetts, State Water & Sewer Revenue, Water Pollution Abatement Trust, Series 2, 5.7%, 2/1/2015	35,000	35,770
Massachusetts, State Water & Sewer Revenue, Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019	4,000,000	4,820,400
Massachusetts, State Water Pollution Abatement Treatment, Pool Program:
Series 7, 5.25%, 2/1/2014	3,705,000	3,991,137
Series 6, 5.625%, 8/1/2015	120,000	131,033
Massachusetts, State Water Pollution Abatement Trust, Pool Program, Series 11, 5.0%, 8/1/2020	5,750,000	6,182,572
Massachusetts, State Water Resources Authority:
Series A, 5.0%, 8/1/2023 (a)	10,000,000	10,722,900
Series D, 5.5%, 8/1/2011 (a)	5,000,000	5,495,250
Series R-252, 144A, 6.2% **, 8/1/2021 (a)	6,585,000	7,624,903
Massachusetts, Transportation/Tolls Revenue, Series E, 5.25%, 1/1/2022 (a)	4,500,000	4,910,895
Massachusetts, Transportation/Tolls Revenue, Rail Connections, Inc., Route 128 Parking Garage Project:
Series B, Prerefunded, Zero Coupon, 7/1/2015	750,000	463,133
Series B, Prerefunded, Zero Coupon, 7/1/2016	1,025,000	592,235
Series B, Prerefunded, Zero Coupon, 7/1/2017	1,000,000	540,260
Series A, ETM, 5.3%, 7/1/2009	705,000	750,198
Series A, Prerefunded, 5.4%, 7/1/2010	1,000,000	1,085,200
Series A, Prerefunded, 6.0%, 7/1/2012	250,000	276,220
Series A, Prerefunded, 6.0%, 7/1/2014	250,000	276,220
Massachusetts, University Massachusetts Building Authority Project Revenue, Series 04-1, 5.25%, 11/1/2022 (a)	2,000,000	2,174,340
Massachusetts, Water & Sewer Revenue, Water Authority, Series J, 5.5%, 8/1/2021 (a)	10,000,000	11,619,200

Massachusetts, Water & Sewer Revenue, Water Pollution Abatement Program, New Bedford Program, Series A, 5.25%, 2/1/2013	1,000,000	1,096,980
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement Program, Pool Loan Program, Series 5, ETM, 5.375%, 8/1/2015	5,000,000	5,620,300
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 5.25%, 12/1/2015	4,030,000	4,428,245
Series C, 5.25%, 12/1/2015 (a)	6,050,000	6,666,616
Series A, 5.5%, 8/1/2013 (a)	1,445,000	1,615,828
Series A, 6.5%, 7/15/2019	3,110,000	3,738,002
Medford, MA, Core City General Obligation, 5.0%, 2/15/2015 (a)	2,085,000	2,248,673
Middleborough, MA, Other General Obligation:
5.25%, 1/15/2017 (a)	1,525,000	1,630,545
5.25%, 1/15/2018 (a)	1,515,000	1,619,853
5.25%, 1/15/2019 (a)	1,470,000	1,570,607
Narragansett, MA, School District General Obligation, Regional School District, 6.5%, 6/1/2012 (a)	1,145,000	1,290,392
Northbridge, MA, Core City General Obligation, 5.25%, 2/15/2014 (a)	1,490,000	1,632,191
Plymouth, MA, County General Obligation:
5.75%, 10/15/2015 (a)	1,900,000	2,094,389
5.75%, 10/15/2016 (a)	1,725,000	1,908,954
Route 3 North, MA, Transportation/Tolls Revenue, Transportation Improvement Association:
5.75%, 6/15/2012 (a)	1,105,000	1,202,936
5.75%, 6/15/2013 (a)	2,500,000	2,721,575
5.75%, 6/15/2016 (a)	4,910,000	5,342,227
Springfield, MA, Core City General Obligation, 5.25%, 1/15/2019 (a)	1,000,000	1,087,540
Springfield, MA, Core City General Obligation, Municipal Purpose Loan:
5.5%, 8/1/2015 (a)	1,505,000	1,661,129
5.5%, 8/1/2016 (a)	1,685,000	1,854,511
Springfield, MA, Other General Obligation, Municipal Purpose Loan, 6.0%, 10/1/2014 (a)	1,955,000	2,150,871
Springfield, MA, Water & Sewer Revenue, Series A, 5.375%, 11/1/2016 (a)	1,250,000	1,366,613
Tantasqua, MA, School District General Obligation, Regional School District:
5.625%, 8/15/2012 (a)	2,580,000	2,823,088
5.625%, 8/15/2013 (a)	2,575,000	2,817,617
5.625%, 8/15/2014 (a)	2,575,000	2,825,702
University of Massachusetts, Building Authority Revenue, Series 2, 5.0%, 11/1/2020 (a)	11,880,000	12,752,586
University of Massachusetts, Higher Education Revenue, University Building Authority:
Series 2, 5.5%, 11/1/2015 (a)	1,185,000	1,292,408
Series 2, 5.5%, 11/1/2016 (a)	1,250,000	1,363,300
Westfield, MA, Core City General Obligation, 6.5%, 5/1/2013 (a)	1,170,000	1,323,504
Westford, MA, Other General Obligation Lease, 5.125%, 4/1/2017 (a)	1,150,000	1,227,223
Westford, MA, School District General Obligation, Series A, 5.75%, 4/1/2012 (a)	1,140,000	1,247,228
Worcester, MA, Core City General Obligation, Series A, 5.5%, 8/15/2016 (a)	1,285,000	1,404,505
Worcester, MA, Other General Obligation, 5.625%, 8/15/2015 (a)	705,000	776,339

		388,678,057
Puerto Rico 4.0%
Puerto Rico, Childrens Trust Fund, Tobacco Settlement Revenue, 5.5%, 5/15/2039	5,000,000	5,022,300
Puerto Rico, Commonwealth Highway & Transportation Authority, Highway Revenue:
Series Y, Prerefunded, ETM, 6.25%, 7/1/2014	1,855,000	2,170,091
Series Y, 6.25%, 7/1/2014	145,000	166,293
Puerto Rico, Municipal Finance Agency, Series A, 5.25%, 8/1/2024	2,500,000	2,636,625
Puerto Rico, State General Obligation, Series A, 5.5%, 7/1/2022 (a)	5,000,000	5,804,000
Puerto Rico, State General Obligation, Highway and Transportation Authority, Series Y, 5.5%, 7/1/2015 (a)	2,500,000	2,833,150

		18,632,459

Total Municipal Bonds and Notes (Cost $383,823,235)		407,310,516

Municipal Inverse Floating Rate Notes 9.4%
Massachusetts 9.1%
Massachusetts, Airport Revenue, Port Authority, AMT, 144A, 11.04%, 1/1/2016, Leverage Factor at purchase date: 4 to 1 (a)	2,500,000	3,051,150
Massachusetts, Electric Revenue, Wholesale Electrical Co. Power Supply, Series 674, 144A, 10.12%, 7/1/2016, Leverage Factor at purchase date: 4 to 1 (a)	5,397,500	7,166,585
Massachusetts, Port Authority Revenue, Rites-PA 592A, AMT, 144A, 7.262%, 7/1/2011, Leverage Factor at purchase date: 2 to 1 (a)	4,195,000	4,705,238
Massachusetts, Port Authority Revenue, Rites-PA 592B, AMT, 144A, 7.262%, 7/1/2012, Leverage Factor at purchase date: 2 to 1 (a)	805,000	902,912
Massachusetts, Port Authority Revenue, Rites-PA 598A, AMT, 8.423%, 7/1/2013, Leverage Factor at purchase date: 2 to 1	930,000	1,085,347
Massachusetts, Port Authority Revenue, Rites-PA 598B, AMT, 8.423%, 7/1/2014, Leverage Factor at purchase date: 2 to 1	995,000	1,161,205
Massachusetts, Port Authority Revenue, Rites-PA 598C, AMT, 8.423%, 7/1/2015, Leverage Factor at purchase date: 2 to 1	1,065,000	1,244,548
Massachusetts, Port Authority Revenue, Rites-PA 598D, AMT, 8.673%, 7/1/2016, Leverage Factor at purchase date: 2 to 1	925,000	1,089,400
Massachusetts, Port Authority Revenue, Rites-PA 598E, AMT, 8.673%, 7/1/2017, Leverage Factor at purchase date: 2 to 1	775,000	909,749
Massachusetts, Port Authority Revenue, Rites-PA 598F, AMT, 7.173%, 7/1/2018, Leverage Factor at purchase date: 2 to 1	1,310,000	1,454,008
Massachusetts, Security Trust Certificates, Series 7002B, 144A, 6.99%, 6/1/2020, Leverage Factor at purchase date: 2 to 1 (a)	5,000,000	5,941,850
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series 563, 144A, 7.47%, 1/1/2016, Leverage Factor at purchase date: 3 to 1 (a)	2,500,000	2,996,675
Massachusetts, State General Obligation, Rites-PA 1281, 6.24%, 11/1/2024, Leverage Factor at purchase date: 3 to 1 (a)	5,000,000	5,841,250
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue, Series 1008, 28.94%, 2/15/2013, Leverage Factor at purchase date: 8 to 1 (a)	675,000	1,682,775
Massachusetts, State Water Resources Authority, Series 799, 31.565%, 2/1/2015, Leverage Factor at purchase date: 10 to 1 (a)	500,000	1,251,400
University of Massachusetts, Building Authority Revenue, Series R-381-1, 28.465%, 11/1/2019, Leverage Factor at purchase date: 8 to 1 (a)	500,000	1,234,550

		41,718,642
Puerto Rico 0.3%
Puerto Rico, Electric Power Authority Revenue, Series 866, 12.004%, 1/1/2013, Leverage Factor at purchase date: 10 to 1 (a)	1,350,000	1,247,184

Total Municipal Inverse Floating Rate Notes (Cost $39,021,655)		42,965,826
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 422,844,890)	98.3	450,276,342
Other Assets and Liabilities, Net	1.7	7,594,721

Net Assets	100.0	457,871,063

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

Securities	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Massachusetts, Senior Care Revenue, Industrial Finance Agency, First Mortgage, Evanswood Bethzatha	7.875%	1/15/2020	1,000,000	475,632	1,250

**

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2005.

(a)	Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	10.4
Financial Guaranty Insurance Company	11.7
Financial Security Assurance, Inc.	13.0
MBIA Corporation	16.7

(b) Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security

At December 31, 2005, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation/ (Depreciation) ($)

4/12/2006 4/12/2015	14,100,000†	Fixed — 3.80%	Floating —BMA	(39,461)
5/16/2006 5/16/2015	16,700,000††	Fixed —5.123%	Floating —LIBOR	(242,689)
6/29/2006 6/29/2015	23,500,000†	Fixed — 4.910%	Floating — LIBOR	51,996
5/24/2006 11/22/2015	7,800,000††	Fixed — 5.04%	Floating —LIBOR	(49,704)
4/18/2006 4/18/2018	6,800,000†††	Fixed —5.089%	Floating —LIBOR	(61,965)
7/19/2006 7/19/2019	8,000,000†	Fixed —4.831%	Floating —LIBOR	126,986
6/30/2006 6/30/2020	6,000,000††††	Fixed — 4.610%	Floating —LIBOR	242,966
3/21/2006 3/21/2022	7,000,000†††	Fixed —5.280%	Floating —LIBOR	(195,320)

Total net unrealized depreciation on open interest rate swaps				(167,191)

Counterparties:

†	Morgan Stanley
††	Citibank, NA
†††	JPMorgan Case Bank

†††† Goldman Sachs Group, Inc.

BMA: Represents the Bond Market Association
LIBOR: Represents the London InterBank Offered Rate.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of DWS State Tax Free Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of DWS State Tax Free Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 24, 2006